ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2021
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries

	Percentage of	Date of	Place of
Major subsidiaries	Ownership	Incorporation	Incorporation	Major Operation
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd.	100%	March 2010	the PRC	Cancer screening and detection tests
Changwei System Technology (Shanghai) Co., Ltd.	100%	March 2011	the PRC	Research and development
AnPac Bio-Medical Technology (Lishui) Co., Ltd.	100%	October 2012	the PRC	Cancer screening detection tests and device manufacturing
Shanghai Xinshenpai Technology Co., Ltd.*	100%	October 2013	the PRC	Cancer screening and detection tests
AnPac Bio-Medical Technology (Shanghai) Co., Ltd.	100%	April 2014	the PRC	Cancer screening and detection tests
AnPac Technology USA Co., Ltd. (“AnPac US”)	100%	September 2015	the U.S.	Clinical trials for research on cancer screening and detection tests
Lishui AnPac Medical Laboratory Co., Ltd.	100%	July 2016	the PRC	Cancer screening and detection tests
Shiji (Hainan) Medical Technology Ltd.	100%	March 2013	the PRC	Cancer screening and detection tests
Penghui Health Management Co., Ltd.*	100%	May 2018	the PRC	Cancer screening and detection tests
Shenzhen Anchun Biomedical Technology Co., Ltd.*	51%	December 2017	the PRC	Cancer screening and detection tests
Shanghai Muqing AnPac Health Technology Co., Ltd.	51%	March 2019	the PRC	Cancer screening and detection tests